REVENUE (Details) - Schedule of detail of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	$ 9,362,521	$ 4,884,015	$ 3,923,667
Passengers [Member]
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	7,636,429	3,342,381	2,713,774
Cargo [Member]
REVENUE (Details) - Schedule of detail of revenues [Line Items]
Revenue	$ 1,726,092	$ 1,541,634	$ 1,209,893